Borrowings and Other Financings - Additional Information (Detail) In Millions, except Share data, unless otherwise specified				1 Months Ended			12 Months Ended						3 Months Ended										1 Months Ended	3 Months Ended						1 Months Ended					1 Months Ended					1 Months Ended	12 Months Ended					1 Months Ended					1 Months Ended								1 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended							1 Months Ended			12 Months Ended				1 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 26, 2012 River Lake IV Class B Floating Rate Subordinated Notes Due 2028 USD ($)	Mar. 25, 2011 River Lake IV Class B Floating Rate Subordinated Notes Due 2028 USD ($)	Mar. 25, 2010 River Lake IV Class B Floating Rate Subordinated Notes Due 2028 USD ($)	Dec. 31, 2012 River Lake IV Class B Floating Rate Subordinated Notes Due 2028	Dec. 31, 2011 River Lake IV Class B Floating Rate Subordinated Notes Due 2028	Dec. 31, 2012 River Lake Insurance Company II (a), Due 2035 USD ($)		Dec. 31, 2011 River Lake Insurance Company II (a), Due 2035 USD ($)		Dec. 31, 2012 5.75% Senior Notes, Due 2014 USD ($)		Dec. 31, 2011 5.75% Senior Notes, Due 2014		Dec. 31, 2012 5.75% Senior Notes, Due 2014 Maximum USD ($)	Dec. 31, 2012 5.68% Senior Notes, Due 2020 Genworth Canada		Dec. 31, 2011 5.68% Senior Notes, Due 2020 Genworth Canada		Jun. 30, 2010 5.68% Senior Notes, Due 2020 Genworth Canada CAD	Mar. 31, 2011 7.625% Senior Notes, Due September 2021 USD ($)	Mar. 31, 2012 7.625% Senior Notes, Due September 2021 USD ($)	Dec. 31, 2012 4.59% Senior Notes, Due 2015 Genworth Canada		Dec. 31, 2011 4.59% Senior Notes, Due 2015 Genworth Canada		Dec. 31, 2010 4.59% Senior Notes, Due 2015 Genworth Canada CAD	Nov. 30, 2010 7.20% Senior Notes, Due 2021 USD ($)	Dec. 31, 2012 7.20% Senior Notes, Due 2021		Dec. 31, 2011 7.20% Senior Notes, Due 2021		Jun. 30, 2010 7.70% Senior Notes, Due 2020 USD ($)	Dec. 31, 2012 7.70% Senior Notes, Due 2020		Dec. 31, 2011 7.70% Senior Notes, Due 2020		Jun. 30, 2007 5.65% Senior Notes, Due 2012 USD ($)	Dec. 31, 2012 5.65% Senior Notes, Due 2012 USD ($)		Dec. 31, 2009 5.65% Senior Notes, Due 2012 USD ($)	Dec. 31, 2011 5.65% Senior Notes, Due 2012		Dec. 31, 2009 8.625% Senior Notes, Due 2016 USD ($)	Dec. 31, 2012 8.625% Senior Notes, Due 2016		Dec. 31, 2011 8.625% Senior Notes, Due 2016		May 31, 2008 6.515% Senior Notes, Due May 2018 USD ($)	Sep. 30, 2005 4.95% Senior Notes, Due 2015 USD ($)	Dec. 31, 2012 4.95% Senior Notes, Due 2015		Dec. 31, 2011 4.95% Senior Notes, Due 2015		Jun. 30, 2004 Senior Notes Due In 2014 USD ($)	Jun. 30, 2004 Senior Notes Due In 2034 USD ($)	Jun. 30, 2001 GEFAHI Senior Notes JPY (¥)	Jun. 30, 2011 GEFAHI Senior Notes USD ($)	Jun. 30, 2011 GEFAHI Senior Notes JPY (¥)	Dec. 31, 2004 GEFAHI Senior Notes JPY (¥)	Jun. 30, 2011 GEFAHI Senior Notes Cross Currency Swap USD ($)	Jun. 30, 2001 GEFAHI Senior Notes Cross Currency Swap USD ($)	Dec. 31, 2012 Floating Rate Junior Notes, due 2021 Genworth Financial Mortgage Insurance Pty Limited		Dec. 31, 2011 Floating Rate Junior Notes, due 2021 Genworth Financial Mortgage Insurance Pty Limited		Jun. 30, 2011 Floating Rate Junior Notes, due 2021 Genworth Financial Mortgage Insurance Pty Limited AUD	Nov. 30, 2006 Junior Notes due Two Thousand and Sixty Six USD ($) Y	Jun. 01, 2011 Mandatorily redeemable preferred stock USD ($)	Aug. 31, 2010 Mandatorily redeemable preferred stock USD ($)	Dec. 31, 2011 Mandatorily redeemable preferred stock USD ($)	Dec. 31, 2010 Mandatorily redeemable preferred stock USD ($)	Dec. 31, 2009 Mandatorily redeemable preferred stock	Dec. 31, 2012 Mandatorily redeemable preferred stock USD ($)	Dec. 31, 2012 Non-Recourse Funding Obligations USD ($)	Jan. 31, 2012 Non-Recourse Funding Obligations USD ($)	Sep. 30, 2012 Non-Recourse Funding Obligations USD ($)	Mar. 31, 2012 Non-Recourse Funding Obligations USD ($)	Dec. 31, 2011 Non-Recourse Funding Obligations USD ($)	Dec. 31, 2012 Non-Recourse Funding Obligations Floating Rate Subordinated Notes Due 2033 USD ($)	Dec. 31, 2011 Non-Recourse Funding Obligations Genworth Life Insurance Company USD ($)	Dec. 31, 2012 Non-Recourse Funding Obligations River Lake IV USD ($)	Sep. 30, 2012 Non-Recourse Funding Obligations River Lake IV USD ($)	Dec. 31, 2012 Non-Recourse Funding Obligations River Lake Insurance Company II (a), Due 2035 USD ($)	Dec. 31, 2012 Short-term borrowings Commercial Paper USD ($)	Nov. 30, 2010 Short-term borrowings Revolving Credit Facility USD ($)	Dec. 31, 2011 Short-term borrowings Revolving Credit Facility USD ($) CreditFacility	Nov. 30, 2010 Short-term borrowings Revolving Credit Facility Maturing August 2012 USD ($)	Jun. 30, 2010 Short-term borrowings Revolving Credit Facility Maturing August 2012 USD ($)	Dec. 31, 2012 Short-term borrowings Revolving Credit Facility Maturing August 2012 USD ($) Y	Nov. 30, 2010 Short-term borrowings Revolving Credit Facility Maturing May 2012 USD ($)	Jun. 30, 2010 Short-term borrowings Revolving Credit Facility Maturing May 2012 USD ($)	Dec. 31, 2012 Short-term borrowings Revolving Credit Facility Maturing May 2012 USD ($) Y	Dec. 31, 2011 Letter of Credit Revolving Credit Facility Entity
Debt Instrument [Line Items]
Commercial paper program, maximum borrowing capacity																																																																																							$ 1,000
Maximum possible maturity date of issue																																																																																							364 days
Number of revolving credit facilities																																																																																									2
Maximum possible maturity from date of issue, years																																																																																												5			5
LIBOR rate, number of months																																																																																												One			One
Issuance to benefit insurance subsidiaries, number																																																																																																1
Line of credit facility, expiration date																																																																																												Aug. 31, 2012			May 31, 2012
Facility, maximum borrowing capacity																																																																																												930			930
Amount of letters of credit used under credit facilities																																																																																									257
Repayments of outstanding borrowings																																			100																																																					240		125	100		125	100
Debt tender offer																	100
Repurchase of senior notes													100																														128
Debt repayment, interest rate													5.75%	[1]	5.75%	[1]		5.68%	[2]	5.68%	[2]	5.68%	7.625%	7.625%	4.59%	[2]	4.59%	[2]	4.59%	7.20%	7.20%	[1]	7.20%	[1]	7.70%	7.70%	[1]	7.70%	[1]	5.65%	5.65%	[1]	5.65%	5.65%	[1]	8.625%	8.625%	[1]	8.625%	[1]	6.515%	4.95%	4.95%	[1]	4.95%	[1]														6.15%
Debt instrument, maturity month and year													2014-06																	2021-02					2020-06					2012-06	2012-06		2012-06			2016-12					2018-05	2015-10								2011-06	2011-06									2066-11
Pre-tax gain (loss) on repurchase of senior notes													(6)																														5																																						48
Repayment of debt																																								500	222																				57,000
Issued notes, aggregate principal amount					22	28																275	400						150	400					400					350						300					600	350					600	300	60,000										140	600
Issued senior notes, net proceeds																							397	358						396					397					349						298					597	348							59,900
Debt Instrument, increase, additional borrowing																								350
Public offering price																								103.00%
Maturity date							May 25, 2028	May 25, 2028																Sep. 30, 2021
Issued senior notes, effective interest rates																								7.184%																																	5.51%	6.35%
Debt instrument, maturity year									2035	[3]	2035	[3]	2014	[1]	2014	[1]		2020	[2]	2020	[2]	2020			2015	[2]	2015	[2]	2015		2021	[1]	2021	[1]		2020	[1]	2020	[1]		2012	[1]		2012	[1]		2016	[1]	2016	[1]			2015	[1]	2015	[1]	2014	2034							2021	[4]	2021	[4]	2021													2033
Senior notes retired																																																														3,000
Derivative, notional amount	23,738	22,640	28,091																																																													491
Swap arrangements, interest rate per annum																																																																4.84%
Proceeds from derivative counterparty upon swap maturity																																																															212
Net repayment of senior notes																																																												491
Subordinated floating rate notes, margin																																																																					4.75%
Quarterly interest rate after November 15, 2006																																																																						Three-month LIBOR plus 2.0025%
Scheduled redemption date																																																																						Nov. 15, 2036
Redemption date, subject to terms																																																																						Nov. 15, 2016
Right to defer the payment of interest on the 2066 Notes during period, years																																																																						10
Preferred stock, dividend rate, percentage																																																																											5.25%
Shares of Series A Preferred Stock repurchased																																																																								120,000
Shares of Series A Preferred Stock repurchased, price																																																																								6
Preferred stock redemption price per share																																																																							$ 50
Series A preferred stock redeemed and retired during period, value																																																																							57
Series A Preferred Stock, stated liquidation value per share																																																																												$ 50
Dividends paid and recorded through interest expense																																																																									2	3
Repayment of secured debt				3	6	6																																																																												11
Repurchase of secured debt																																																																														475		176			175	235	270	20
U.S. GAAP after-tax gain on repurchase transaction																																																																													4	52	21
Secured Debt	2,062	2,066	3,256	8					192	[3]	192	[3]
Increase in amortization of DAC, due to loss recognition testing																																																																															25
Net U.S. GAAP after-tax loss																																																																															6	41
U.S. GAAP after-tax loss on reinsurance transaction																																																																														$ 93
Non-recourse funding obligations weighted-average interest rate																																																																													1.54%				1.41%

[1]	Senior notes issued by our wholly-owned subsidiary, Genworth Holdings, Inc. ("Genworth Holdings"). Genworth Holdings have the option to redeem all or a portion of the senior notes at any time with proper notice to the note holders at a price equal to the greater of 100% of principal or the sum of the present value of the remaining scheduled payments of principal and interest discounted at the then-current treasury rate plus an applicable spread.
[2]	Senior notes issued by our majority-owned subsidiary, Genworth MI Canada Inc. ("Genworth Canada").
[3]	Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin.
[4]	Subordinated floating rate notes issued by our indirect wholly-owned subsidiary, Genworth Financial Mortgage Insurance Pty Limited.